Other financial assets - Other financial assets by fair value hierarchy level (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 1,395,120	$ 3,068,268
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	120,893	5,273
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 1,274,227	$ 3,062,995